Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	30,294,120
Proposed Maximum Offering Price per Unit | $ / shares	29.615
Maximum Aggregate Offering Price	$ 897,160,363.80
Amount of Registration Fee	$ 123,897.85
Offering Note	The Registrant previously registered on a registration statement on Form S-3 (File No. 333-287729), which was filed on June 3, 2025 and declared effective immediately upon filing, as amended by Post-Effective Amendment No. 1, which was filed on September 23, 2205 and declared effective immediately upon filing (the “Original Registration Statement”), the resale of up to 44,931,523 shares of Common Stock. As of November 3, 2025, 14,020,862 shares of Common Stock (the “Prior Shares”) remain available for resale under the Original Registration Statement. In accordance with Rule 462 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is hereby registering for resale an additional 30,294,120 shares of Common Stock (the “Additional Shares”). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for the Additional Shares is the average of the high and low prices reported for the registrant’s Common Stock quoted on The Nasdaq Global Select Market on November 7, 2025. The registration fee with respect to the Prior Shares was previously calculated pursuant to 457(c) under the Securities Act and paid upon filing of the Original Registration Statement.